Accounting Policies (Schedule Of Estimated Service Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	4
Property, plant and equipment, Service Lives, Maximum, Years	50
Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	2
Property, plant and equipment, Service Lives, Maximum, Years	35
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Service Lives, Minimum, Years	4
Property, plant and equipment, Service Lives, Maximum, Years	30